Basis of presentation (Policies)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Discontinued operations

Discontinued operations

A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which represents a separate major line of business or geographical area of operations and is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations.

Classification as a discontinued operation is assessed at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale. The German subsidiaries met the definition of a discontinued operation on March 27, 2026, following their deconsolidation. As these entities comprised the Company’s Biopharmaceutical segment, they represent a separate major line of business.

When an operation is classified as a discontinued operation, the comparative consolidated statement of profit or loss and other comprehensive income is presented as if the operation had been discontinued from the start of the comparative year.

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Loss of control

Loss of control

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and other components of equity. Any resulting gain or loss is recognized in the consolidated statement of income (loss).

New standards and amendments

New standards and amendments

Several amendments apply for the first time for reporting periods beginning after January 1, 2026, but do not have a significant impact on the interim condensed consolidated financial statements of the Company. The IASB has published several new, but not yet effective, standards, amendments to existing standards, and interpretations. None of these standards, amendments to existing standards, or interpretations have been early adopted by the Company, and management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement.

Critical accounting estimates and judgements

Critical accounting estimates and judgements

The preparation of condensed interim consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions about the future that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgements, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s condensed interim consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgements in order to ensure that the condensed interim consolidated financial statements are presented fairly and in accordance with IFRS Accounting Standards applicable to interim financial statements. Revisions to estimates are recognized prospectively. Critical accounting estimates and assumptions are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.

Critical accounting estimates and assumptions, as well as critical judgements used in applying accounting policies in the preparation of the Company’s condensed interim consolidated financial statements, were the same as those applied to Company’s annual consolidated financial statements as of and for the year ended December 31, 2025, other than the following:

Loss of control

The Company is required to make judgments in assessing whether the Company has lost control over a subsidiary. In making this assessment, the Company assesses whether it has power by determining whether its substantive rights to direct the relevant activities of the subsidiary are suspended due to the insolvency proceedings and who holds such substantive rights.